Offerings	Mar. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	468,863
Proposed Maximum Offering Price per Unit	23.56
Maximum Aggregate Offering Price	$ 11,046,412.28
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,691.21
Offering Note

(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (“Registration Statement”) shall also cover any additional shares of common stock, $0.001 par value per share (the “Common Stock”) of Korro Bio, Inc. (the “Registrant”) that become issuable under the Korro Bio, Inc. 2023 Stock Option and Incentive Plan (the “2023 Plan”) and the Korro Bio, Inc. 2023 Employee Stock Purchase Plan (the “2023 ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transactions.

(2)

Represents an automatic increase of 468,863 shares of Common Stock available for issuance under the 2023 Plan effective as of January 1, 2025. Shares available for issuance under the 2023 Plan were previously registered on a registration statement on Form S-8 (File No. 333-275354 and File No. 333-278245) filed with the Securities and Exchange Commission on November 6, 2023 and March 26, 2024, respectively.

(3)

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 of the Securities Act, and based on $23.56, the average of the high and low sale prices of the Common Stock as reported on Nasdaq on March 13, 2025 (such date being within five business days of the date that this Registration Statement was filed with the Commission).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	93,773
Proposed Maximum Offering Price per Unit	20.03
Maximum Aggregate Offering Price	$ 1,878,273.19
Fee Rate	0.01531%
Amount of Registration Fee	$ 287.56
Offering Note

(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (“Registration Statement”) shall also cover any additional shares of common stock, $0.001 par value per share (the “Common Stock”) of Korro Bio, Inc. (the “Registrant”) that become issuable under the Korro Bio, Inc. 2023 Stock Option and Incentive Plan (the “2023 Plan”) and the Korro Bio, Inc. 2023 Employee Stock Purchase Plan (the “2023 ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transactions.

(4)

Represents an automatic increase of 93,773 shares of Common Stock available for issuance under the 2023 ESPP, effective as of January 1, 2025. Shares available for issuance under the 2023 ESPP were previously registered on a registration statement on Form S-8 (File No. 333-275354 and File No. 333-278245) filed with the Securities and Exchange Commission on November 6, 2023 and March 26, 2024, respectively.

(5)

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 of the Securities Act, and based on 85% (the percentage of the price per share applicable to purchases under the 2023 ESPP) of $23.56, the average of the high and low sale prices of the Common Stock as reported on Nasdaq on March 13, 2025 (such date being within five business days of the date that this Registration Statement was filed with the Commission.